SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computations of Basic and Diluted Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Net income (loss)	$ 27,627	$ 18,110	$ (16,268)
Average common shares outstanding	7,867,614	7,867,614	7,867,614
Average common share stock options outstanding
Average diluted common shares	7,867,614	7,867,614	7,867,614
Earnings per share:
Basic earnings (loss) per share	$ 3.51	$ 2.30	$ (2.07)
Diluted earnings (loss) per share	$ 3.51	$ 2.30	$ (2.07)